Pension Plans	12 Months Ended
Dec. 31, 2016
Pension Plans [Abstract]
Pension Plans

20. Pension plans

We operate defined benefit plans and defined contribution pension plans for our employees. These plans do not have a material impact on our Consolidated Balance Sheets or Consolidated Income Statements.

Defined benefit plans

Dutch defined benefit plan

We provide an insured defined benefit pension plan covering our Dutch employees (the "Dutch Plan") based on years of service and career average pay. The Dutch Plan is funded through a guaranteed insurance contract, and we determine the funded status of this plan with the assistance of an actuary. During the years ended December 31, 2016,  2015 and 2014, we recognized actuarial gains (losses) of pension obligations, net of taxes, of $0.1 million, $(0.2) million and $1.6 million, respectively, in AOCI. The actuarial gains or losses were calculated assuming a discount rate of 2.0%, 2.4% and 2.4% for the years ended December 31, 2016,  2015 and 2014, respectively, and various assumptions regarding the plan’s future funding and pay out. As of December 31, 2016 and 2015, we recorded a liability in accounts payable, accrued expenses and other liabilities of $2.2 million and $3.2 million, respectively, which covers the excess of our projected benefit obligations over plan assets.

Irish defined benefit plan

We provide a defined benefit pension plan covering some of our Irish employees ( the "Irish Plan") based on years of service and final pensionable pay. The Irish Plan is funded through contributions by the Company and invested in trustee administered funds, which was closed to new participants as of June 30, 2009, but will continue to accrue benefits for existing participants. We determine the funded status of this plan with the assistance of an actuary. During the years ended December 31, 2016,  2015 and 2014, we recognized actuarial gains (losses), net of tax, of $(1.6) million, $0.5 million and $(3.1) million, respectively, in AOCI. The actuarial gains or losses were calculated assuming a discount rate of 2.0%,  2.5% and 2.4% for the years ended December 31, 2016,  2015, and 2014, respectively, and various assumptions regarding the plan’s future funding and pay out. As of December 31, 2016 and 2015, we recorded a liability in accounts payable, accrued expenses and other liabilities of $9.1 million and $6.9 million, respectively, which covers the excess of our projected benefit obligations over plan assets.

Defined contribution plans

Dutch defined contribution plan

We provide a defined contribution pension plan for those Dutch employees that are not covered by the defined benefit plan. During the years ended December 31, 2016,  2015 and 2014, we contributed $0.2 million, $0.4 million and $0.3 million, respectively, to this plan. No amounts were outstanding in respect of pension contributions as of December 31, 2016.

Irish defined contribution plan

We provide a defined contribution pension plan for those Irish employees that are not covered by the defined benefit plan. During the years ended December 31, 2016,  2015 and 2014, we contributed $1.8 million, $1.1 million and $0.3 million, respectively, to this plan. No amounts were outstanding in respect of pension contributions as of December 31, 2016.

Other plans

We provide defined contribution pension plans or comparable company saving plans to employees not covered by the Dutch or Irish plans as disclosed above. All of these plans, individually or on an aggregated basis, do not have a material impact on our Consolidated Balance Sheets or Consolidated Income Statements.